Goodwill and impairment of goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and impairment of goodwill
Schedule of Goodwill

(Euro, in thousands)
On January 1, 2024	€69,557
Exchange differences on goodwill	453
On December 31, 2024	€70,010
Impairment of goodwill	(69,404)
Exchange differences on goodwill	(606)
On December 31, 2025	€—